Income taxes (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IncomeTaxes [Line Items]
Profit (loss) before tax	$ 196,474,395	$ 170,328,270	$ 190,640,106
Tax expense (income) at applicable tax rate	(50,100,971)	(40,878,785)	(42,894,024)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Other tax effects for reconciliation between accounting profit and tax expense (income)	4,071,180	10,357,858	(3,202,337)
Tax effect from change in tax rate	(50,071)	(856,612)	(1,066,964)
Tax effect of foreign tax rates	(1,700,857)	(1,308,482)	(2,278,487)
Tax effect of adjustments for tax of prior peiods	(585,257)	2,439,638	(672,704)
Tax expense (income), continuing operations	$ 48,365,976	$ 30,246,383	$ 50,114,516
Applicable tax rate	25.50%	24.00%	22.50%
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	(2.10%)	(6.10%)	1.68%
Tax rate effect from change in tax rate	0.03%	0.50%	0.50%
Tax rate effect of foreign tax rates	0.86%	0.80%	1.20%
Tax rate effect of adjustments for current tax of prior periods	0.30%	(1.40%)	0.35%
Average effective tax rate	24.59%	17.80%	26.23%